Quarterly Holdings Report
for

Fidelity Advisor® Biotechnology Fund

October 31, 2019

AFBT-QTLY-1219
1.809084.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Biotechnology - 93.7%
Biotechnology - 93.7%
AbbVie, Inc.	4,720,680	$375,530,092
ACADIA Pharmaceuticals, Inc. (a)	890,486	37,765,511
Acorda Therapeutics, Inc. (a)(b)(c)	2,586,547	4,267,803
Agios Pharmaceuticals, Inc. (a)(b)	748,543	22,516,173
Alexion Pharmaceuticals, Inc. (a)	1,565,514	165,005,176
Allakos, Inc. (a)(b)	148,465	10,184,699
Allogene Therapeutics, Inc. (b)	254,607	7,332,682
Alnylam Pharmaceuticals, Inc. (a)	545,086	47,280,760
Amgen, Inc.	1,022,014	217,944,486
AnaptysBio, Inc. (a)	174,566	6,584,630
Aprea Therapeutics, Inc.	311,596	7,525,043
Argenx SE ADR (a)(b)	343,500	42,065,010
Ascendis Pharma A/S sponsored ADR (a)	475,406	52,570,395
Axcella Health, Inc.	185,590	971,953
BeiGene Ltd. (a)	109,800	1,166,548
BeiGene Ltd. ADR (a)	97,400	13,474,316
BELLUS Health, Inc. (a)	857,222	5,727,396
BELLUS Health, Inc. (a)	290,000	1,937,200
bluebird bio, Inc. (a)(b)	459,121	37,188,801
Blueprint Medicines Corp. (a)	296,161	20,387,723
Celgene Corp. (a)	946,900	102,293,607
Crinetics Pharmaceuticals, Inc. (a)(b)	499,807	8,801,601
Exact Sciences Corp. (a)	269,482	23,444,934
FibroGen, Inc. (a)	1,192,345	46,680,307
G1 Therapeutics, Inc. (a)(b)	396,716	8,418,314
Gilead Sciences, Inc.	414,217	26,389,765
Global Blood Therapeutics, Inc. (a)	273,118	13,096,008
Gritstone Oncology, Inc. (a)(b)	540,911	4,386,788
Heron Therapeutics, Inc. (a)(b)	1,037,131	22,039,034
Insmed, Inc. (a)	1,138,387	21,162,614
Intercept Pharmaceuticals, Inc. (a)(b)	206,504	15,029,361
Ionis Pharmaceuticals, Inc. (a)	518,038	28,865,077
Kezar Life Sciences, Inc. (a)(b)(c)	1,409,428	4,580,641
Kura Oncology, Inc. (a)	786,800	11,786,264
La Jolla Pharmaceutical Co. (a)(b)	1,280,788	8,984,728
Ligand Pharmaceuticals, Inc. Class B (a)(b)	45,812	4,984,804
Mirati Therapeutics, Inc. (a)	122,820	11,567,188
Morphic Holding, Inc.	122,700	1,717,800
Morphosys AG sponsored ADR (a)	397,244	10,812,982
Neurocrine Biosciences, Inc. (a)	660,552	65,718,318
Principia Biopharma, Inc. (a)	666,344	23,528,607
Protagonist Therapeutics, Inc. (a)	295,919	3,980,111
PTC Therapeutics, Inc. (a)	126,709	5,181,131
Repligen Corp. (a)	108,427	8,618,862
Sage Therapeutics, Inc. (a)(b)	278,487	37,776,762
Sarepta Therapeutics, Inc. (a)(b)	336,681	27,964,724
Scholar Rock Holding Corp. (a)	404,709	3,743,558
The Medicines Company (a)(b)	231,135	12,132,276
Turning Point Therapeutics, Inc.	73,350	2,813,706
Vertex Pharmaceuticals, Inc. (a)	1,049,127	205,083,346
Viela Bio, Inc.	476,200	10,357,350
Y-mAbs Therapeutics, Inc. (a)	200,400	6,242,460
Zymeworks, Inc. (a)	415,353	14,342,139
		1,879,951,564
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
Precipio, Inc. (a)(d)	30	71
Pharmaceuticals - 5.1%
Pharmaceuticals - 5.1%
Adimab LLC (a)(d)(e)(f)	285,956	13,202,589
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(f)	1,915,787	2,969,470
Chiasma, Inc. warrants 12/16/24 (a)	81,298	126,287
MyoKardia, Inc. (a)	449,092	25,746,444
NeurogesX, Inc. (a)(f)	150,000	2
Stemcentrx, Inc. rights 12/31/21 (a)(f)	208,907	2
Theravance Biopharma, Inc. (a)(b)	710,134	11,447,360
Xeris Pharmaceuticals, Inc. (a)(b)	1,322,735	10,819,972
Zogenix, Inc. (a)(b)	878,459	39,223,194
		103,535,320
TOTAL COMMON STOCKS
(Cost $1,661,173,413)		1,983,486,955

Preferred Stocks - 0.6%
Convertible Preferred Stocks - 0.5%
Biotechnology - 0.4%
Biotechnology - 0.4%
Immunocore Ltd. Series A (a)(d)(f)	17,149	2,162,751
REVOLUTION Medicines, Inc. Series C (d)(f)	2,550,401	5,253,826
		7,416,577
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(d)(f)	213,402	774,649
Series B 8.00% (a)(d)(f)	693,558	2,517,616
		3,292,265
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (a)(d)(f)	1,915,787	19

TOTAL CONVERTIBLE PREFERRED STOCKS		10,708,861

Nonconvertible Preferred Stocks - 0.1%
Biotechnology - 0.1%
Biotechnology - 0.1%
Yumanity Holdings LLC Class A (a)(d)(f)	151,084	995,644
TOTAL PREFERRED STOCKS
(Cost $11,796,118)		11,704,505

Money Market Funds - 8.3%
Fidelity Cash Central Fund 1.83% (g)	29,870,958	29,876,932
Fidelity Securities Lending Cash Central Fund 1.84% (g)(h)	136,434,162	136,447,806
TOTAL MONEY MARKET FUNDS
(Cost $166,318,852)		166,324,738
TOTAL INVESTMENT IN SECURITIES - 107.7%
(Cost $1,839,288,383)		2,161,516,198
NET OTHER ASSETS (LIABILITIES) - (7.7)%		(155,294,331)
NET ASSETS - 100%		$2,006,221,867

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,907,165 or 1.2% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Adimab LLC	9/17/14 - 6/5/15	$5,348,114
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$0
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$213,402
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$2,080,674
Immunocore Ltd. Series A	7/27/15	$3,227,085
Precipio, Inc.	2/3/12	$161,441
REVOLUTION Medicines, Inc. Series C	6/3/19	$5,253,826
Yumanity Holdings LLC Class A	2/8/16	$1,021,131

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$50,897
Fidelity Securities Lending Cash Central Fund	125,938
Total	$176,835

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Acorda Therapeutics, Inc.	$5,598,421	$5,387,604	$--	$--	$--	$(6,718,222)	$4,267,803
Kezar Life Sciences, Inc.	2,749,287	2,949,257	--	--	--	(1,117,903)	4,580,641
Total	$8,347,708	$8,336,861	$--	$--	$--	$(7,836,125)	$8,848,444

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.